Stock-based Compensation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Allocated Share-based Compensation Expense	$ 836,796	$ 482,295	$ 836,796	$ 482,295	$ 482,295	$ 547,842
Stock Incentive Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit			$ 0.04		$ 0.04	$ 0.04
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit			$ 2.00		$ 2.00	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 5,499,071		$ 5,499,071		$ 2,073,641	$ 702,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			7 years 1 month 20 days		7 years 4 months 13 days	5 years 10 months 17 days